Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Total	€ 1	€ 4	[1]	€ 2	[1]
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness fair value hedges	4	3	[1]	2	[1]
Total	4	2		0
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	(102)	(38)		74
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	7	6	[1]	(9)	[1]
Hedged item [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	(3)	1	[1]
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ (4)	€ (3)	[1]	€ 11	[1]

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.